AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 08/06/99

                               FILE NOS: 811-____
                                    333-_____

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Pre-Effective Amendment No.                                             [ ]
Post-Effective Amendment No.                                            [ ]

and

REGISTRATION STATEMENT UNDERTHE INVESTMENT COMPANY ACT OF 1940          [X]
Amendment No.                                                           [ ]

                        (Check appropriate box or boxes.)

                            ELECTRIC CITY FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)


                             ONE NORTH CHURCH STREET
                              SCHENECTADY, NY 12305
                            ------------------------
                     (Address of Principal Executive Office)


               Registrant's Telephone Number, including Area Code:
                                  518-370-0289
                                  ------------
                               MR. JAMES W. DENNEY
                             ONE NORTH CHURCH STREET
                              SCHENECTADY, NY 12305
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                                    PMB # 134
                               518 Kimberton Road
                        Phoenixville, Pennsylvania 19460
                                  610-718-5381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                     PART A

                          THE ELECTRIC CITY VALUE FUND
                                  (the "Fund")

                      A SERIES OF ELECTRIC CITY FUNDS, INC.
                             One North Church Street
                              Schenectady, NY 12305
                                  518-370-0289
                         Or toll-free at 1-800-___-____

                                   PROSPECTUS

                                OCTOBER 20, 1999


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE FUND

     What is the Fund's Primary Investment Objective? ....................     3
     What are the Fund's Primary Investment Strategies? ..................     3
     What are the Principal Risks of Investing in the Fund? ..............     4
     How Has the Fund Performed in the Past? .............................     5
     What are the Fund's Fees And Expenses? ..............................     6
     Shareholder Fees ....................................................     6
     Annual Operating Expenses ...........................................     6
     An Example of Fund Expenses Over Time ...............................     6

THE FUND'S INVESTMENT ADVISER

     The Fund's Adviser ..................................................     7
     The Fund's Portfolio Manager ........................................     7
     Investment Advisory Agreement .......................................     7
     Operating Services Agreement ........................................     7

HOW TO BUY AND SELL SHARES

     Investing In The Fund ...............................................     8
     Determination of Share Price ........................................     8
     Distribution Fees ...................................................     8
     Minimum Investment Amounts ..........................................     9
     Opening and Adding To Your Account ..................................     9
     Purchase By Mail ....................................................    10
     Wire Transfer Purchases .............................................    10
     Purchases through Financial Service Organizations ...................    10
     Automatic Investment Plan ...........................................    11
     Telephone Purchases .................................................    11
     Miscellaneous Purchase Information ..................................    11
     Redeeming Your Shares ...............................................    12
     By Mail .............................................................    12
     Signature Guarantees ................................................    13
     By Telephone ........................................................    13
     By Wire .............................................................    13
     Redemption At The Option Of The Fund ................................    14
     Dividends And Distributions .........................................    14
     Tax Considerations ..................................................    14
     General Information .................................................    15

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks to maximize the TOTAL RETURN of the Fund's portfolio.

     Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund's Adviser believes that Total Return is best achieved by investing in companies that exhibit the potential for significant increases in total return over the long term. The Adviser believes that long-term is a time horizon of at least three years. While the Adviser will consider current income in selecting common stocks for the Fund, its importance is secondary to the company's potential for capital appreciation. Accordingly, the Fund attempts to achieve its investment objective by:

     o investing in common stocks without restrictions regarding market capitalization;
     o normally investing at least 65% of the Fund's total assets in common stocks or securities convertible into common stocks;
     o holding at least 80% of the total value of the common stocks owned by the Fund in a core position of no more than 30 companies.

     To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    companies that have a solid financial condition;
     o    companies or industries which are temporarily out of favor;
     o    companies that have undervalued or overlooked assets;
     o    companies that have favorable insider ownership trends;
     o    companies that have a consistent dividend history;
     o companies that are not widely owned or followed by institutional investors;
     o companies that have experienced or are likely to experience a triggering event that may cause an increase in value.

     Examples of a trigger for a possible increase in value include:

     o    a change in corporate structure;
     o    a change in a company's key management;
     o    management efforts to unlock company value;
     o    apparent   corporate   efforts   to   take   advantage   of   business
          opportunities;
     o    increased   following  by   securities   analysts  and   institutional
          investors;
     o    beneficiary of a long term demographic or economic trend;
     o    beneficiary of change in government policy or regulations.

     The Fund will normally invest its remaining assets in a variety of other securities, such as US government debt instruments, corporate debt securities, other unaffiliated mutual funds, commercial paper, bankers acceptances and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- Almost all investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. Your risk of loss is greater if you hold your investment for shorter time periods. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk. The Fund invests primarily in common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in cyclical price patterns, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

     Small To Medium-Cap Stock Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more strongly to changes in the marketplace.

     Credit Risk- A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Fund may invest in securities that carry a wide range of credit risk, from US Government debt instruments that carry almost no credit risk to high-yield corporate securities that carry considerable credit risk. However, the Fund may not invest more than 35% of its total assets in such securities

     Interest Rate Risk- All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, the longer a security has until it matures, the more pronounced will be a change in its value when interest rates change.

     Repurchase Agreement Risk- A repurchase agreement is an agreement where one party sells securities to a buyer with a simultaneous agreement to repurchase those securities at a future date at a set price. The difference between the original sales price and the future repurchase price represents an interest payment to the original buyer. A repurchase agreement exposes the Fund to the risk that the party that sells the security will default on its obligation to repurchase those securities. If that happens the Fund can lose money because:

     o it may not be able to sell the securities at the agreed-upon time and price;
     o    the securities may lose value before they can be sold.

     Market Risk- Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

     Management Risk- Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history. The Adviser and Fund's lack of experience and performance history may pose additional risks.

     Year 2000 Risks: As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. The Adviser has also considered the effect of Y2K risk on the Fund's portfolio, and is monitoring the companies in which the Fund invests for evidence of Y2K preparedness. However, there can be no assurance that the Fund's portfolio will not be adversely affected by the Y2K problem.

HOW HAS THE FUND PERFORMED IN THE PAST?

     Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available. Performance information will be included in the Fund's first semi-annual and annual reports, which will be issued after the end of the Fund's first six months of operations and after the end of the Fund's fiscal year.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

     Shareholder Fees:
     -----------------
     (fees paid directly from your investment)

     Maximum Sales Charge (Load)
     Imposed on Purchases                                         NONE
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)                         NONE
     (as a percentage of redemption amount)

     Maximum Sales Charge (Load)                                  NONE
     Imposed on Reinvested Dividends
     And other Distributions

     Redemption Fees                                              NONE

     Annual Fund Operating Expenses:
     -------------------------------
     (expenses that are deducted from Fund assets)

     Management Fees1                                             1.65%
     Distribution (12b-1) Fees2                                   0.00%
     Other Expenses3                                              0.00%
                                                                  -----
     Total Annual Fund Operating Expenses                         1.65%

1. Management fees include a fee of 0.95% for investment advisory services and 0.70% for administrative and other services. Both fees are paid to the Fund's Adviser.
2. Although the Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, the Plan has not been implemented and the Fund has no intention of implementing the Plan during the Fund's first fiscal year.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Fund believes in good faith that it will not incur any of these expenses during its first fiscal year, expenses in this category are not included.

AN EXAMPLE OF EXPENSES OVER TIME:

This Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     ONE YEAR                THREE YEARS
                     --------                -----------
                      $ 132                     $ 412


                          THE FUND'S INVESTMENT ADVISER

The Fund's Adviser
------------------
Mohawk Asset Management, Inc. (the "Adviser"), One North Church Street, Schenectady, New York 12305, the investment adviser to the Fund, is an investment advisory company founded as a sole proprietorship in 1994 and incorporated in ________, 1999. The Adviser provides financial management services to individuals, corporations, fraternal and non-profit organizations and other institutions in New York and throughout the United States. The Adviser has been investment adviser to the Fund since its inception. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

The Fund's Portfolio Manager
----------------------------
Mr. James W. Denney is President of the Adviser and acts as the portfolio manager for the Fund. Mr. Denney is also President of Electric City Funds, Inc. (the "Company"). Mr. Denney has been managing investment portfolios for individuals, corporations, trusts and retirement accounts since 1990. Mr. Denney holds licenses as a Registered Principal (NASD Series 24), General Securities Representative (NASD Series 7), and New York State Life, Accident & Health Insurance Agent. He has also completed the CFP Professional Education Program through the College for Financial Planning. You should be aware that, although Mr. Denney has extensive experience in managing investment portfolios for clients of the Adviser, neither he nor Mohawk Asset Management, Inc. has any prior experience in managing a portfolio for an investment company, and this may result in additional risks for the Fund.

Investment Advisory Agreement.
------------------------------
The Company has entered into an Investment Advisory Agreement with the Adviser. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board of Directors of the Company.

For its investment advisory services to the Fund, the Company pays to the Adviser, on the last day of each month, a fee equal to 0.95% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

Operating Services Agreement.
-----------------------------
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to;

1.  accounting                                   6.  custodial
2.  administrative                               7.  fund share distribution
3.  legal (except litigation)                    8.  shareholder reporting
4.  dividend disbursing and transfer agent       9.  sub-accounting, and
5.  registrar                                    10. record keeping services

For its services to the Fund under this Agreement, the Fund pays to the Adviser, on the last day of each month, a fee equal to 0.70% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

The effect of the Investment Advisory Agreement and the Operating Services Agreement is to place a "cap" on the Fund's normal operating expenses at 1.65%. The only other expenses which may be incurred by the Fund are brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

                      HOW TO BUY & SELL SHARES OF THE FUND

INVESTING IN THE FUND

Determination of Share Price
----------------------------
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern Standard time.

Distribution Fees
-----------------
The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for its shares, pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Adviser may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund.

THE FUND HAS NOT IMPLEMENTED THE 12B-1 PLAN AND DOES NOT FORESEE DOING SO DURING ITS FIRST FISCAL YEAR. THE BOARD ADOPTED THE PLAN SO THAT, IF AND WHEN NECESSARY, THE FUND WOULD HAVE AVAILABLE TO IT SUFFICIENT RESOURCES TO PAY THIRD PARTIES WHO PROVIDE ELIGIBLE SERVICES TO THE FUND.

The 12b-1 Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Adviser, and such payments, if made, may exceed the expenses actually incurred. The Fund's Board of Directors evaluates the Plan on a regular basis.

If the 12b-1 Plan is implemented in the future, you should be aware that if you hold your shares for a substantial period of time afterwards, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

Minimum Investment Amounts
--------------------------
Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                        MINIMUM                 MINIMUM
TYPE OF                 INVESTMENT              SUBSEQUENT
ACCOUNT                 TO OPEN ACCOUNT         INVESTMENTS

REGULAR                 $1,000                  $100
IRAs                    $1,000                  $100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS
--------------------------------------------------------------------------------

REGULAR                 $1,000                  $100 per month minimum
IRAs                    $1,000                  $100 per month minimum
--------------------------------------------------------------------------------

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-___-____.

Purchasing Shares By Mail
-------------------------
Complete an Account Registration Form, make a check payable to The Electric City Value Fund, and mail the Form and check to:

                            Electric City Funds, Inc.
                              c/o [Transfer Agent]
                           123 Main Street, Suite 100
                                City, State 12345

Your purchase order, if accompanied by payment, will be processed upon receipt by [Transfer Agent], the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange
(currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

Wire Transfer Purchases
-----------------------
To purchase shares by wire transfer, ask your bank to wire funds to account of:

                        Chosen Bank, NA, ABA #: 123456789
              Credit: Electric City Funds, Inc., Acct. #:123456789
                  Further credit: The Electric City Value Fund.

Include your name(s), address and taxpayer identification number or Social Security number. The wire should state that you are opening a new Fund account. When you make subsequent purchases by wire, include your account number on the wire transfer instructions.

Call 1-800-___-____ to inform us that a wire is being sent.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan
-------------------------
You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan application on page __ of this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an ACH member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the plan at any time, but will notify you if it does so. For more information, call the Transfer Agent at 1-800-___-____.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

[Transfer Agent], the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Fund's custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                        [Transfer Agent]
                        123 Main Street, Suite 100
                        City, State  12345

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
-----------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or [Transfer Agent] within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-___-____ if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $500, the Company may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to [Transfer Agent], 123 Main Street, Suite 100, City, State 12345.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

According to the law of Maryland under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. Please see the SAI for further information on your rights as a shareholder.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated October 20, 1999, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                            Electric City Funds, Inc.
                              c/o [Transfer Agent]
                           123 Main Street, Suite 100
                                City, State 12345
                                 1-800-___-____

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Fund, or request a copy of the SAI or other documents relating to the Fund, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov


                           Investment Company Act No.
                                    811-_____

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated October 20, 1999


                            ELECTRIC CITY FUNDS, INC.
                             One North Church Street
                           Schenectady, New York 12305
                                 1-800-___-____

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Electric City Value Fund, dated October 20, 1999. You may obtain a copy of the Prospectus, free of charge, by writing to Electric City Funds, Inc. c/o [Transfer Agent], 123 Main Street, Suite 100, City, State 12345 or by calling 1-800-___-____.

                                TABLE OF CONTENTS

Management of the Fund
Investment Policies and Restrictions
Investment Adviser
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Legal Counsel
Distribution Plan
Financial Statements

                             MANAGEMENT OF THE FUND

Electric City Funds, Inc. (the "Company"), an open-end diversified management investment company, was incorporated in Maryland on August 6, 1999. The Affairs of the Company are managed by a Board of Directors which approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Adviser.

The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes of shares of common stock (each a "series" or "Fund") and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Company.

Shareholders are entitled:

(i)   to one vote per full share;
(ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and
(iii) upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This Section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 65% of total assets in common stock and securities convertible into common stock. The Fund may also invest in a variety of other securities. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

COMMON STOCKS. The Fund will ordinarily invest at least 65% of its total assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest in the common stock of foreign issuers, whether traded on U.S. exchanges or foreign exchanges. The Fund may also in vest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

OPTIONS ON EQUITIES. The Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) puts and covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

UNAFFILIATED MUTUAL FUNDS. The Fund may invest in securities issued by other registered investment companies (mutual funds). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 3% of any investment company's outstanding securities.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 10% of its net assets in cash to maintain liquidity.

Restricted and Illiquid Securities.
-----------------------------------
The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities and Delayed-Delivery Transactions.
---------------------------------------------------------
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover.
-------------------
The Fund has no operating history and therefore has no annual reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 100%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 20% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6.   Make margin purchases;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

9. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

10. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

11.  Issue senior securities.

12.  Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 12 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. purchase more than 3% of the voting securities of any one investment company;
e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 20% of its total assets at cost;

f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER

Information on the Fund's Investment Adviser, Mohawk Asset Management, Inc., is set forth in the prospectus. This Section contains additional information concerning the Adviser.

Mohawk Asset Management was organized as a sole proprietorship in 1994. Mohawk Asset Management, Inc. (the "Adviser"), its successor, was organized under the laws of the State of Maryland as an investment advisory corporation in ________1999. The Adviser registered as an Investment Adviser with the Securities and Exchange Commission in ________ 1999. The Adviser's principal occupation and business is to provides financial management services to individuals, corporations, non-profit organizations and other institutions throughout the United States.

The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated October 15,1999 (the "Agreement"). Messrs. James W. Denney and Bill R. Werner are officers of the Adviser and Directors of the Company. Accordingly, each of those persons is considered an "affiliated person", as that term is defined in the Investment Company Act of 1940, as amended (the 1940 Act). Mr. James W. Denney is portfolio manager for the Fund.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below. The business address of each director is:

                             One North Church Street
                           Schenectady, New York 12305

                        Position        Principal Occupation for
Name, Age               with Fund       The Last Five Years________________
--------------------------------------------------------------------------------
James W. Denney*;       President       President of Mohawk Asset Management,
(Age 34)                Director        Inc., a  Registered Investment Adviser
                                        Corporation, since 1994. Registered
                                        Principal of Milestone Financial
                                        Services, Inc., a broker/dealer firm,
                                        from July 1998 to present. Registered
                                        Principal, Linsco/Private Ledger, from
                                        8/92 - 7/98. Investment Executive, Paine
                                        Webber, Inc., from 12/89 - 7/92. Series
                                        7 Registered Representative License
                                        (1990). General Securities Principal
                                        (1992). New York State Insurance
                                        License.

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending October 31, 2000.

Name of Director      Compensation    Pension     Annual      Total Compensation
                      from Corp       Benefits    Benefits    Paid to Director
--------------------------------------------------------------------------------
James W. Denney       $0.00           $0.00       $0.00       $0.00


Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------
The Adviser intends to purchase all of the outstanding shares of the Fund prior to the Fund's effective date, and will accordingly be deemed to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                          [n]
Average Annual Total Return is computed as follows: P(1+T)    = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1) - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a service fee equal to 0.50% of the NAV.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                                    CUSTODIAN

Chosen Bank, 123 Main Street, Anywhere, USA, acts as custodian for the Fund. As such, Chosen Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Chosen Bank does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

[Transfer Agent], 123 Main Street, City, State 12345 ("TA") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, TA is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Adviser shall pay [Transfer Agent] an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                                 ADMINISTRATION

[Transfer Agent], 123 Main Street, City, State 12345 also acts as Administrator to the Fund pursuant to a written agreement with the Company and Adviser. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser shall pay TA an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                                   DISTRIBUTOR

[Distributor], 123 Main Street, Suite 100, City, State 12345, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Adviser.

                             INDEPENDENT ACCOUNTANTS

McCurdy & Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145 will serve as the Company's independent auditors for its first fiscal year.

                                  LEGAL COUNSEL

The Law  Offices  of  David D.  Jones,  P.C.,  PMB # 134,  518  Kimberton  Road,
Phoenixville, PA 19460, has passed on certain matters relating to this Registration Statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plan") whereby the Fund may pay a fee of 0.25% per annum of the Fund's average daily net assets to the Adviser and others for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets.

Pursuant to the Plan, the Adviser is entitled to a fee each month of 0.25% per annum of average net assets for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the distributor. Any expense of distribution in excess of 0.25% per annum will be borne by the Adviser without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Adviser for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plan also provides that to the extent that the Fund, the Adviser, or other parties on behalf of the Fund, or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III,
Section 26(d)(4).

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Adviser in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

The Plan has been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that, during the period in which the Plan is in effect, the selection and nomination of non-interested Directors be done only by the non-interested Directors. The Plan and any related agreements may be terminated at any time, without any penalty:

(1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice,
(2)  by the Adviser on not more than 60 days' written notice,
(3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and
(4) automatically by any act that terminates the Advisory Agreement with the Adviser.

The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purposes of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

Although the Plan has been adopted by the Board of Directors, the Board has decided not to implement the Plan for at least the Fund's first fiscal year, in order to minimize the ongoing expenses of the Fund during the Fund's start-up phase. The Board will implement the Plan when and if circumstances so warrant.

                              FINANCIAL STATEMENTS

This is a new Fund without a prior operating history. Accordingly, financial statements are not available at this time. The Fund will provide financial statement as, if and when required by law.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits

(a)   Articles of Incorporation---*
(b)   By-Laws--- *
(c) Instruments defining rights of Shareholders---None, See Articles of Incorporation
(d)   Investment Advisory Contracts--- Attached as Exhibit 23D
(e)   Underwriting Contracts---  *
(f)   Bonus or Profit Sharing Contracts---  None
(g)   Custodian Agreements---  *
(h)   Other Material Contracts---
      (h)(1)  Operating Services Agreement---  Attached as Exhibit 23H(1)
      (h)(2)  Transfer Agency Agreement--- *
(i)   Legal Opinion---  Attached as Exhibit 23(I)
(j)   Other opinions---  *
(k)   Omitted Financial statements---  None
(l)   Initial Capital Agreements---  *
(m)   Rule 12b-1 Plan---  *
(n)   Financial Data Schedule---  Not Applicable

*  To be filed by amendment

Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------
          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification
          ---------------
          (a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.

               The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

               The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or
               (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable  cause  to  believe  that  the  act  or  omission  was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------
          None

Item 27.  Principal Underwriter
          ---------------------
          To Be Filed By Amendment

Item 28.  Location of Accounts and Records
          --------------------------------
          The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at One North Church Street, Schenectady, NY 12305; the Fund's accounting and transfer agency records are maintained at [Transfer Agent], 123 Main Street, City, State 12345.

Item 29.  Management Services
          -------------------
          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings
          ------------
          The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Securities Act.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Schenectady, New York on the 6th day of August, 1999.


                                        ELECTRIC CITY FUNDS, INC.

                                        /s/ James W. Denny
                                        ------------------
                                        By: JAMES W. DENNEY
                                        President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

                            ELECTRIC CITY FUNDS, INC.


NAME                                    TITLE                   DATE
--------------------------------------------------------------------------------

/s/ James W. Denney                     President &             August 6, 1999
---------------------------             Director
JAMES W. DENNEY

                                  EXHIBIT INDEX

EXHIBIT 23D     INVESTMENT ADVISORY AGREEMENT
EXHIBIT 23H(1)  OPERATING SERVICES AGREEMENT